Subsequent events (Issuance of corporate bonds) (Detail) ¥ in Thousands, $ in Billions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Face value | ¥	¥ 25,000,000
Issue guaranteed bonds [member] | Sinosing Services PTE. Ltd. [member] | Guaranteed bonds issue on 21 February 2020 mature in 2025 [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value		$ 0.3
Fixed annual coupon interest rate	2.25%	2.25%
Issue guaranteed bonds [member] | Sinosing Services PTE. Ltd. [member] | Guaranteed bonds issue on 21 February 2020 mature in 2030 [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value		$ 0.3
Fixed annual coupon interest rate	2.625%	2.625%